Share-based compensation (Tables)	3 Months Ended
Mar. 31, 2026
Share based compensation [abstract]
Schedule of number of share options outstanding

The changes in the number of share options outstanding during the periods ended March 31, 2026, and 2025 are as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2025	160,956	6.97
Granted	35,000	6.50
Expired	(456)	155.47
Outstanding as at March 31, 2026	195,500	16.34
Exercisable as at March 31, 2026	195,500	16.34

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	42,456	6.97
Granted	57,692	9.46
Exercised	(12,500)	5.25
Outstanding as at March 31, 2025	87,648	8.85
Exercisable as at March 31, 2025	83,481	9.01

Schedule of fair values of options granted using the Black-Scholes option pricing model

The fair value of share options granted during the three months ended March 31, 2026, and 2025, were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2026	2025
Grant date share price	C$6.62	C$6.64-C$9.92
Exercise price	C$6.50	C$6.60-C$9.90
Expected dividend yield	—	—
Risk free interest rate	3.18%	2.60%-2.61%
Expected life	5 years	2 years
Expected volatility	122%	132%-136%

Schedule of company’s share options outstanding

The following table is a summary of the Company’s share options outstanding as at March 31, 2026:

Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
5.60	12,500	0.44	5.60	12,500
9.90	50,000	0.99	9.90	50,000
24.50	98,000	4.49	24.50	98,000
6.50	35,000	4.99	6.50	35,000
16.34	195,500	3.43	16.34	195,500

Schedule of fair values of PSUs granted using the Black-Scholes option pricing model

The change in the number of RSUs during the periods ended March 31, 2026, and 2025, is as follows:

Number of RSUs
#
Outstanding as at December 31, 2025	97,600
Converted to common shares	(96,000)
Outstanding as at March 31, 2026	1,600

Number of RSUs
#
Outstanding as at December 31, 2024	32,690
Granted	-
Converted to common shares	-
Outstanding as at March 31, 2025	32,690

Schedule of share-based compensation

The Company recognized share-based compensation as follows for the three months ended March 31, 2026, and 2025:

	2026	2025
	$	$
Share options	139,767	257,309
RSUs (i)	752,290	33,963
	892,057	291,272

(i)	Includes $2,374 share-based compensation from Unbuzzd for the three months ended March 31, 2026.